Operating Segments (Operating Income-Loss by Geographical Location of the Assets) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [Line Items]
Operating Income	$ 1,141	$ 3,516	$ 1,210
Israel [Member]
Disclosure of geographical areas [Line Items]
Operating Income	857	2,668	863
Asia Region [Member]
Disclosure of geographical areas [Line Items]
Operating Income	130	221	179
South America [Member]
Disclosure of geographical areas [Line Items]
Operating Income	112	184	95
Europe Region [Member]
Disclosure of geographical areas [Line Items]
Operating Income	74	445	7
North America [Member]
Disclosure of geographical areas [Line Items]
Operating Income	45	131	71
Other [Member]
Disclosure of geographical areas [Line Items]
Operating Income	4	5	4
Intercompany eliminations [Member]
Disclosure of geographical areas [Line Items]
Operating Income	$ (81)	$ (138)	$ (9)